Carnival Corporation & Plc Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
OPERATING ACTIVITIES
Net income	$ 1,236	$ 1,078	$ 1,298
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	1,635	1,588	1,527
Losses on ship sales and ship impairments, net	2	163	49
Goodwill, trademark and other impairment charges	0	27	173
Share-based compensation	52	42	39
(Losses) gains on fuel derivatives, net	271	(36)	7
Other, net	35	35	12
Changes in operating assets and liabilities
Receivables	75	(128)	(15)
Inventories	1	19	(16)
Insurance recoverables, prepaid expenses and other	401	402	148
Accounts payable	9	79	(24)
Claims reserves and accrued and other liabilities	(379)	(330)	(192)
Customer deposits	92	(105)	(7)
Net cash provided by operating activities	3,430	2,834	2,999
INVESTING ACTIVITIES
Additions to property and equipment	(2,583)	(2,149)	(2,332)
Proceeds from the sale of ship	42	70	46
Insurance proceeds for the ship	0	0	508
Other, net	34	23	6
Net cash used in investing activities	(2,507)	(2,056)	(1,772)
FINANCING ACTIVITIES
Proceeds from (repayments of) short-term borrowings, net	617	4	(224)
Principal repayments of other long-term debt	(2,466)	(2,212)	(1,052)
Proceeds from issuance of other long-term debt	1,626	2,687	946
Dividends paid	(776)	(1,164)	(779)
Purchases of treasury stock	0	(138)	(90)
Sales of treasury stock	0	35	0
Other, net	(29)	8	9
Net cash used in financing activities	(1,028)	(780)	(1,190)
Effect of exchange rate changes on cash and cash equivalents	(26)	(1)	(22)
Net (decrease) increase in cash and cash equivalents	(131)	(3)	15
Cash and cash equivalents at beginning of year	462	465	450
Cash and cash equivalents at end of year	$ 331	$ 462	$ 465